Stockholders' Equity (Deficit)	12 Months Ended
Aug. 31, 2013
Notes to Financial Statements
Note 4 - Stockholders' Equity (Deficit)

On February 1, 2013, in full satisfaction of the 2012 Promissory Note, the Company issued to the Creditor 1,650,869 shares of restricted common stock upon the conversion of the 2012 Promissory Note, as adjusted in accordance with the terms of the LCA. Additionally, pursuant to the terms of the LCA, the Company issued to the Creditor 825,435 Series H Warrants and reduced the exercise price of the Series G Warrant to $0.64 (See “Note 3 - Convertible Promissory Note” above for additional information).

On February 1, 2013, the Company completed a self-directed registered offering of 1,875,000 units at a price of $0.64 per unit for $1,200,000 in aggregate proceeds (the “Registered Offering”). Each unit consisted of one share of the Company’s common stock and one-half Series H Stock Purchase Warrant (“Series H Warrant”) to purchase one-half of a share of common stock at the initial exercise price of $0.83 per share for a period of three years from the date of issuance. The Company issued 937,503 Series H Warrants as part of the Registered Offering. The relative fair value of the common stock was estimated to be $638,717 and the relative fair value of the warrants was estimated to be $561,283 as determined based on the relative fair value allocation of the proceeds received. The Series H Warrants were valued using the Black-Scholes option pricing model using the following variables: $0.83 exercise price, $1.48 stock price, 161% volatility, 0.40% risk-free interest rate, 3 year term and no dividends.

On March 21, 2013, the Company issued 7,812 shares of common stock upon the exercise of an equal number of Series H Warrants and received proceeds of $6,484.

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. A summary of the Company’s warrants outstanding and exercisable as of August 31, 2013 and 2012 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Description	August 31, 2013	August 31, 2012	Exercise Price	Expiration
Series G	625,000	625,000	$0.64	April 17, 2015
Series H	1,755,126	-	$0.83	February 1, 2016
Total	2,380,126	625,000

The Series G Warrant was issued on April 17, 2012, as a condition to the Creditor entering into the Loan Agreement more fully described above under “Note 3 - Convertible Promissory Note.” In order to induce the Creditor to convert the Loan into shares of the Company’s common stock, the initial exercise price of $1.92 was reduced to $0.64. Additionally, the Series G Warrant contains a cashless exercise provision and registration rights requiring us to file a registration statement with the SEC for the shares issuable upon exercise of the Series G Warrant within 60 days receipt of a written request by the Creditor.

As inducement to convert the Loan, on February 1, 2013, the Company issued to the Creditor 825,435 Series H Warrants (See “Note 3 - Convertible Promissory Note” above for additional information). The warrants have an exercise price of $0.83 per share, expire on the third anniversary of the LCA, or on February 1, 2016 and may be exercised in whole or in part at any time from the date of issuance through expiration. Based on the following Black-Scholes Option Pricing Model assumptions: exercise price - $0.83; market price of common stock - $1.48 per share; estimated volatility - 161%; risk free interest rate - 0.40%; expected dividend rate - 0%; and expected life - 3.0 years, the Company calculated the fair value of these warrants to be $1,059,038.

On February 1, 2013, as part of the Registered Offering, the Company issued 937,503 Series H Warrants (See “Note 4 – Stockholders’ Equity (Deficit)” above for additional information).

During the year ended August 31, 2013, the Company received $6,484 upon the exercise of 7,812 Series H Warrants by two warrant holders.